Note 6 - Inventories - Provisions for Obsolete Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Balance	$ 5,664	$ 5,041	$ 3,664
Provisions for obsolete inventories	1,328	642	1,527
Other deductions	(395)	(19)	(150)
Balance a	$ 6,597	$ 5,664	$ 5,041